Common Units, Preferred Units, Preferred Stock and Common Stock - Summary of Common Stock Activity (Detail)	1 Months Ended	6 Months Ended
	Feb. 06, 2013	Jun. 30, 2013	Feb. 12, 2013
Equity [Abstract]
Beginning balance		13,281,608	13,281,608
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company		5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company		1,998,275
Initial public offering of The ExOne Company	5,483,333	5,483,333
Ending balance		13,281,608	13,281,608